Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,454,132)	$ 2,509,643	$ 2,087,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	288,072	332,728	251,081
Interest income from a related party		(34,922)	(592,581)
Allowance (recovery) for credit losses	720,054	(1,385)	(220,339)
Loss on disposal of property, plant and equipment			50,236
Changes in operating assets and liabilities:
Accounts receivable	2,986,453	(7,512,856)	3,711,146
Notes receivable	1,899,032	(1,896,246)
Inventories	(86,676)	(466,902)	(358,965)
Advanced to suppliers	(1,011,848)	147,725	(1,447,491)
Prepayments and other current assets	(3,315,341)	(559,757)	117,283
Notes payable		(13,828,757)	(24,696,655)
Accounts payable	(546,002)	(10,429,603)	4,486,026
Accrued expenses and other current liabilities	1,231,325	1,902,256	1,389,576
Contract liabilities	1,614,022	(957,134)	1,043,235
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,324,959	(30,795,210)	(14,179,754)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant, property and equipment	(45,103,546)	(33,338,925)	(22,615,531)
Purchase of intangible assets		(6,805)	(6,683,817)
Payments made for loans to related parties		(152,253)	(11,931,168)
Government grant received in connection with the construction of plant, property and equipment	2,853,622
Loan repayment from a related party		22,478,306
NET CASH USED IN INVESTING ACTIVITIES	(42,249,924)	(11,019,677)	(41,230,516)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	154,521,737	141,956,726	22,969,397
Proceeds from long-term borrowings	30,105,666
Repayment of short-term borrowings	(154,473,136)	(127,367,676)	(12,327,428)
Capital contribution from non-controlling interests	2,647,556	9,254,357	18,260,003
Financing cost paid for the syndicated loan	(1,011,893)
Withdrawal of capital by non-controlling interests		(1,460,814)
Capital contribution from shareholder			1,405,778
Payments made to shareholders to acquire Net Plastic Technology for the Reorganization		(12,226,342)
Proceeds from related parties	9,663,775	19,747,892	106,062
Payments made for deferred offering costs	(93,243)	(539,639)
NET CASH PROVIDED BY FINANCING ACTIVITIES	41,360,462	29,364,504	30,413,812
EFFECT OF EXCHANGE RATE CHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	24,642	1,326,240	(1,559,510)
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,460,139	(11,124,143)	(26,555,968)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – beginning of year	1,058,000	12,182,143	38,738,111
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – end of year	2,518,139	1,058,000	12,182,143
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	(10,202)	(432)	(785)
Cash paid for interest	(1,942,702)	(549,534)	(361,912)
Cash received from interest income	1,845	226,831	508,742
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable related to purchase of property, plant, and equipment	5,318,449	6,069,298	1,385,669
Prepayment for long-term assets transferred to property, plant and equipment	19,262,697	4,516,656
Convertible loan transfer to other payables
Interest receivable accrued related to loan to a related party		34,922	592,581
Cash and cash equivalents	2,517,577	272,895	1,328,917
Restricted cash	562	785,105	10,853,226
Total cash, cash equivalents and restricted cash	$ 2,518,139	$ 1,058,000	$ 12,182,143